Other Current Liability - Summary of Other Current Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Current Liabilities [Abstract]
Liabilities arising from contracts with customers	$ 259	$ 216
Dividend payable	691	674
Onerous contracts provisions	5,105	238	$ 42
Other current liabilities	1,771	1,228
Total	$ 7,826	$ 2,356